Expense Example - iShares Broad USD Floating Rate Loan ETF - iShares Broad USD Floating Rate Loan ETF	Dec. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128